Shareholder Report	10 Months Ended	12 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		VELA Funds
Entity Central Index Key		0001815493
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000234952
Shareholder Report [Line Items]
Fund Name		VELA Income Opportunities Fund
Class Name		Class A
Trading Symbol		VIOAX
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information Phone Number		1-833-399-1001
Additional Information Website		https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.14%

Expenses Paid, Amount		$ 123
Expense Ratio, Percent		1.14%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2022)
VELA Income Opportunities Fund - Class A	16.47%	1.95%
With Load	10.62%	-0.14%
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	22.96%	5.65%
Russell 3000® Total Return Index	35.19%	10.92%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Mar. 31, 2022
AssetsNet	$ 29,483,772	$ 29,483,772	$ 29,483,772
Holdings Count | Holding	128	128	128
Advisory Fees Paid, Amount		$ 141,444
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$29,483,772 Number of Portfolio Holdings128 Advisory Fee $141,444 Portfolio Turnover35%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Greenbrier Companies, Inc. (The)	3.6%
Medtronic PLC	2.8%
Sysco Corp.	2.6%
Suncor Energy, Inc.	2.1%
Johnson & Johnson	2.1%
Flowers Foods, Inc.	2.1%
Starbucks Corp.	1.9%
Fidelity National Information Services, Inc.	1.9%
Kraft Heinz Co. (The)	1.8%
Huntington Ingalls Industries, Inc.	1.8%

C000234953
Shareholder Report [Line Items]
Fund Name		VELA Income Opportunities Fund
Class Name		Class I
Trading Symbol		VIOIX
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information Phone Number		1-833-399-1001
Additional Information Website		https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.89%

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		0.89%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2022)
VELA Income Opportunities Fund - Class I	16.76%	2.22%
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	22.96%	5.65%
Russell 3000® Total Return Index	35.19%	10.92%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Mar. 31, 2022
AssetsNet	$ 29,483,772	$ 29,483,772	$ 29,483,772
Holdings Count | Holding	128	128	128
Advisory Fees Paid, Amount		$ 141,444
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$29,483,772 Number of Portfolio Holdings128 Advisory Fee $141,444 Portfolio Turnover35%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Greenbrier Companies, Inc. (The)	3.6%
Medtronic PLC	2.8%
Sysco Corp.	2.6%
Suncor Energy, Inc.	2.1%
Johnson & Johnson	2.1%
Flowers Foods, Inc.	2.1%
Starbucks Corp.	1.9%
Fidelity National Information Services, Inc.	1.9%
Kraft Heinz Co. (The)	1.8%
Huntington Ingalls Industries, Inc.	1.8%

C000221920
Shareholder Report [Line Items]
Fund Name		VELA International Fund
Class Name		Class A
Trading Symbol		VEILX
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information Phone Number		1-833-399-1001
Additional Information Website		https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$152	1.39%

Expenses Paid, Amount		$ 152
Expense Ratio, Percent		1.39%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA International Fund - Class A
Without Load	19.33%	10.17%
With Load	13.35%	8.76%
MSCI WORLD ex USA Index	24.98%	10.51%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Sep. 30, 2020
AssetsNet	$ 51,633,954	$ 51,633,954	$ 51,633,954
Holdings Count | Holding	54	54	54
Advisory Fees Paid, Amount		$ 341,553
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$51,633,954 Number of Portfolio Holdings54 Advisory Fee $341,553 Portfolio Turnover21%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Energy	6.0%
Financials	6.2%
Health Care	7.3%
Communications	8.2%
Money Market Funds	8.8%
Technology	9.4%
Consumer Discretionary	11.6%
Industrials	12.8%
Consumer Staples	13.6%
Materials	16.0%

C000221919
Shareholder Report [Line Items]
Fund Name		VELA International Fund
Class Name		Class I
Trading Symbol		VEITX
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information Phone Number		1-833-399-1001
Additional Information Website		https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.14%

Expenses Paid, Amount		$ 125
Expense Ratio, Percent		1.14%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA International Fund - Class I	19.69%	10.49%
MSCI WORLD ex USA Index	24.98%	10.51%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Sep. 30, 2020
AssetsNet	$ 51,633,954	$ 51,633,954	$ 51,633,954
Holdings Count | Holding	54	54	54
Advisory Fees Paid, Amount		$ 341,553
InvestmentCompanyPortfolioTurnover		21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$51,633,954 Number of Portfolio Holdings54 Advisory Fee $341,553 Portfolio Turnover21%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Energy	6.0%
Financials	6.2%
Health Care	7.3%
Communications	8.2%
Money Market Funds	8.8%
Technology	9.4%
Consumer Discretionary	11.6%
Industrials	12.8%
Consumer Staples	13.6%
Materials	16.0%

C000221922
Shareholder Report [Line Items]
Fund Name		VELA Large Cap Plus Fund
Class Name		Class A
Trading Symbol		VELAX
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information Phone Number		1-833-399-1001
Additional Information Website		https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	1.34%

Expenses Paid, Amount		$ 150
Expense Ratio, Percent		1.34%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA Large Cap Plus Fund - Class A
Without Load	23.74%	15.94%
With Load	17.56%	14.46%
Russell 1000® Total Return Index	35.68%	15.55%
Russell 3000® Total Return Index	35.19%	15.33%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Sep. 30, 2020
AssetsNet	$ 72,000,604	$ 72,000,604	$ 72,000,604
Holdings Count | Holding	136	136	136
Advisory Fees Paid, Amount		$ 479,426
InvestmentCompanyPortfolioTurnover		62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$72,000,604 Number of Portfolio Holdings136 Advisory Fee $479,426 Portfolio Turnover62%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.7%
Alphabet, Inc. - Class A	4.0%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. - Class A	3.0%
Berkshire Hathaway, Inc. - Class B	2.9%
Johnson & Johnson	2.8%
3M Co.	2.5%
Microchip Technology, Inc.	2.3%
JB Hunt Transport Services, Inc.	2.3%
Salesforce, Inc.	2.3%

C000221921
Shareholder Report [Line Items]
Fund Name		VELA Large Cap Plus Fund
Class Name		Class I
Trading Symbol		VELIX
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information Phone Number		1-833-399-1001
Additional Information Website		https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$122	1.09%

Expenses Paid, Amount		$ 122
Expense Ratio, Percent		1.09%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA Large Cap Plus Fund - Class I	24.04%	16.22%
Russell 1000® Total Return Index	35.68%	15.55%
Russell 3000® Total Return Index	35.19%	15.33%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Sep. 30, 2020
AssetsNet	$ 72,000,604	$ 72,000,604	$ 72,000,604
Holdings Count | Holding	136	136	136
Advisory Fees Paid, Amount		$ 479,426
InvestmentCompanyPortfolioTurnover		62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$72,000,604 Number of Portfolio Holdings136 Advisory Fee $479,426 Portfolio Turnover62%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.7%
Alphabet, Inc. - Class A	4.0%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. - Class A	3.0%
Berkshire Hathaway, Inc. - Class B	2.9%
Johnson & Johnson	2.8%
3M Co.	2.5%
Microchip Technology, Inc.	2.3%
JB Hunt Transport Services, Inc.	2.3%
Salesforce, Inc.	2.3%

C000246925
Shareholder Report [Line Items]
Fund Name	VELA Short Duration Fund
Class Name	Class A
Trading Symbol	VASDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.94%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.94%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (December 15, 2023)
VELA Short Duration Fund - Class A
Without Load	4.05%
With Load	-1.19%
Bloomberg 1-3 Year US Government/Credit Index	4.86%
Bloomberg U.S. Aggregate Bond Index	5.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Dec. 15, 2023
AssetsNet	$ 18,442,660	$ 18,442,660	$ 18,442,660
Holdings Count | Holding	102	102	102
Advisory Fees Paid, Amount	$ 26,770
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$18,442,660 Number of Portfolio Holdings102 Advisory Fee $26,770 Portfolio Turnover66%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	1.9%
United States Treasury Note	1.6%
Radian Group Inc.	1.4%
Essent Group, Ltd.	1.4%
United Rentals North America, Inc. 144A	1.4%
Harley-Davidson Financial Services, Inc. 144A	1.4%
Berry Global, Inc. 144A	1.4%
Performance Food Group Inc. 144A	1.4%
United States Treasury Bill	1.4%
Installed Building Products, Inc. 144A	1.4%

C000246926
Shareholder Report [Line Items]
Fund Name	VELA Short Duration Fund
Class Name	Class I
Trading Symbol	VESDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (December 15, 2023)
VELA Short Duration Fund - Class I	4.81%
Bloomberg 1-3 Year US Government/Credit Index	4.86%
Bloomberg U.S. Aggregate Bond Index	5.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Dec. 15, 2023
AssetsNet	$ 18,442,660	$ 18,442,660	$ 18,442,660
Holdings Count | Holding	102	102	102
Advisory Fees Paid, Amount	$ 26,770
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$18,442,660 Number of Portfolio Holdings102 Advisory Fee $26,770 Portfolio Turnover66%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	1.9%
United States Treasury Note	1.6%
Radian Group Inc.	1.4%
Essent Group, Ltd.	1.4%
United Rentals North America, Inc. 144A	1.4%
Harley-Davidson Financial Services, Inc. 144A	1.4%
Berry Global, Inc. 144A	1.4%
Performance Food Group Inc. 144A	1.4%
United States Treasury Bill	1.4%
Installed Building Products, Inc. 144A	1.4%

C000221924
Shareholder Report [Line Items]
Fund Name		VELA Small Cap Fund
Class Name		Class A
Trading Symbol		VESAX
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information Phone Number		1-833-399-1001
Additional Information Website		https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$153	1.39%

Expenses Paid, Amount		$ 153
Expense Ratio, Percent		1.39%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA Small Cap Fund - Class A
Without Load	19.61%	18.29%
With Load	13.62%	16.77%
Russell 2000® Total Return Index	26.76%	11.76%
Russell 3000® Total Return Index	35.19%	15.33%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Sep. 30, 2020
AssetsNet	$ 107,224,433	$ 107,224,433	$ 107,224,433
Holdings Count | Holding	85	85	85
Advisory Fees Paid, Amount		$ 670,989
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$107,224,433 Number of Portfolio Holdings85 Advisory Fee $670,989 Portfolio Turnover47%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kirby Corp.	5.5%
Hub Group, Inc. - Class A	4.5%
Graham Holdings Co. - Class B	3.8%
Applied Industrial Technologies, Inc.	3.7%
Range Resources Corp.	3.4%
Coca-Cola Consolidated, Inc.	3.2%
Greenbrier Companies, Inc. (The)	3.2%
Axis Capital Holdings Ltd.	3.1%
Performance Food Group Co.	3.0%
Seaboard Corp.	2.7%

C000221923
Shareholder Report [Line Items]
Fund Name		VELA Small Cap Fund
Class Name		Class I
Trading Symbol		VESMX
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information Phone Number		1-833-399-1001
Additional Information Website		https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.14%

Expenses Paid, Amount		$ 125
Expense Ratio, Percent		1.14%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA Small Cap Fund- Class I	19.92%	18.59%
Russell 2000® Total Return Index	26.76%	11.76%
Russell 3000® Total Return Index	35.19%	15.33%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Sep. 30, 2020
AssetsNet	$ 107,224,433	$ 107,224,433	$ 107,224,433
Holdings Count | Holding	85	85	85
Advisory Fees Paid, Amount		$ 670,989
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$107,224,433 Number of Portfolio Holdings85 Advisory Fee $670,989 Portfolio Turnover47%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kirby Corp.	5.5%
Hub Group, Inc. - Class A	4.5%
Graham Holdings Co. - Class B	3.8%
Applied Industrial Technologies, Inc.	3.7%
Range Resources Corp.	3.4%
Coca-Cola Consolidated, Inc.	3.2%
Greenbrier Companies, Inc. (The)	3.2%
Axis Capital Holdings Ltd.	3.1%
Performance Food Group Co.	3.0%
Seaboard Corp.	2.7%